BORROWINGS AND FINANCE LEASES - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes from financing cash flows
Proceeds from borrowings, net	€ 1,598	€ 987	€ 398
Changes in short-term borrowings	(221)	101	(131)
Repayments on third party borrowings	(569)	(625)	(426)
Payment of principal on lease obligations	(116)	(128)	(18)
Other non-cash changes
Payments of interest on lease obligations	4
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	799	491
Changes from financing cash flows
Proceeds from borrowings, net	0	0
Changes in short-term borrowings	(221)	101
Repayments on third party borrowings	(467)	(350)
Payment of principal on lease obligations		(132)
Payment of principal and interest on lease obligations(A)	(120)
Other non-cash changes
Amortisation of discount, premium and issue costs	0	1
Lease additions	(7)	20
Lease operating liability recognised as at 1 January 2019		92
Currency translation	0	9
Reclassifications	821	567
Total changes	6	308
Ending balance	805	799	491
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,622	5,127
Changes from financing cash flows
Proceeds from borrowings, net	1,598	987
Changes in short-term borrowings	0	0
Repayments on third party borrowings	(102)	(275)
Payment of principal on lease obligations		0
Payment of principal and interest on lease obligations(A)	0
Other non-cash changes
Amortisation of discount, premium and issue costs	8	9
Lease additions	108	102
Lease operating liability recognised as at 1 January 2019		230
Currency translation	(31)	9
Reclassifications	(821)	(567)
Total changes	760	495
Ending balance	6,382	5,622	5,127
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	6,421	5,618
Changes from financing cash flows
Proceeds from borrowings, net		987
Repayments on third party borrowings	(569)
Payment of principal on lease obligations		(132)
Payment of principal and interest on lease obligations(A)	(120)
Other non-cash changes
Amortisation of discount, premium and issue costs	8	10
Lease additions	101	122
Lease operating liability recognised as at 1 January 2019		322
Currency translation	(31)	18
Reclassifications	0	0
Total changes	766	803
Ending balance	€ 7,187	€ 6,421	€ 5,618